Fee Income	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Fee Income	Fee Income
The Company's real estate investment management platform manages capital on behalf of institutional and retail investors in private funds, and traded and non-traded REITs, for which the Company earns fee income. For investment vehicles in which the Company co-sponsors with a third party or for which the Company engages a third party sub-advisor, such fee income is shared with the respective co-sponsor or sub-advisor.
Fee income for all periods presented excludes management fees from the Company's industrial open-end fund which is classified as held for sale. Such fees are included in income from discontinued operations (Note 15).
The Company's fee income is earned from the following sources:

	Three Months Ended March 31,
(In thousands)	2019	2018
Institutional funds	$10,638	$11,827
Public companies (Colony Credit, NRE)	15,106	12,172
Non-traded REITs	5,106	11,459
Other	178	70
	$31,028	$35,528
The following table presents the Company's fee income by type:

	Three Months Ended March 31,
(In thousands)	2019	2018
Base management fees ($30,201 and $32,862 from affiliates, respectively)	$30,364	$32,862
Asset management fees—from affiliates	635	674
Acquisition and disposition fees—from affiliates	—	1,922
Other fee income ($14 and $0 from affiliates, respectively)	29	70
Total fee income	$31,028	$35,528

Base Management Fees—The Company earns base management fees for the day-to-day operations and administration of its managed private funds and traded and non-traded REITs, calculated as follows:

•	Private Funds—generally 1% per annum of the limited partners' net funded capital;

•	Colony Credit—1.5% per annum of Colony Credit's stockholders' equity (as defined in its management agreement).

•
Non-Traded REITs—1.5% per annum of most recently published net asset value (as may be subsequently adjusted for any special distribution) for NorthStar Healthcare, and prior to closing of the Combination on January 31, 2018, 1% to 1.25% per annum of gross assets for NorthStar I and NorthStar II. $2.5 million per quarter of base management fee for NorthStar Healthcare is paid in shares of NorthStar Healthcare common stock at a price per share equal to its most recently published NAV per share (as may be subsequently adjusted for any special distribution); and

•
NRE—a variable fee of 1.5% per annum of NRE's reported European Public Real Estate Association Net Asset Value ("EPRA NAV" as defined in its management agreement) for EPRA NAV up to and including $2.0 billion, and 1.25% per annum for EPRA NAV amounts exceeding $2.0 billion. The management agreement had provided for the Company's management of NRE through at least January 1, 2023. In November 2018, NRE and the Company reached an agreement to terminate the management agreement upon a sale of NRE or, if no sale is consummated, upon internalization of the management of NRE. Such termination will result in a termination payment to the Company of $70 million, less any incentive fees earned through termination. The strategic review committee of NRE's board of directors is in the process of evaluating strategic alternatives to maximize NRE's shareholder value, which includes the potential sale of NRE.

Asset Management Fees—The Company earns asset management fees from its managed private funds, which represents a one-time fee upon closing of each investment, calculated as a fixed percentage, generally 0.5% of the limited partners' net funded capital on each investment.
Acquisition and Disposition Fees—Prior to closing of the Combination on January 31, 2018, the Company earned from NorthStar I and NorthStar II an acquisition fee of 1% of the amount funded or allocated to originate or acquire an investment, and a disposition fee of 1% to 2% of the contractual sales price for disposition of an investment.
Incentive Fees—The Company may earn incentive fees from NRE and Colony Credit, determined based on the performance of the investment vehicles subject to the achievement of minimum return hurdles in accordance with the terms set out in their respective governing agreements. A portion of the incentive fees earned by the Company (generally 40% to 50%) is allocable to senior management, investment professionals and certain other employees of the Company, included in carried interest and incentive fee compensation expense.
Other Fee Income—Other fees include advisory fees from affiliated and/or unaffiliated third parties, and prior to May 2018, selling commission and dealer manager fees through its broker-dealer platform for selling equity in certain classes of shares in the retail companies. In April 2018, the Company combined its broker-dealer platform with a third party to form a joint venture to distribute future investment products. The Company's share of earnings or losses from the joint venture is reflected in equity method earnings.
Fee Income
The Company's real estate investment management platform manages capital on behalf of institutional and retail investors in private funds, traded and non-traded REITs and investment companies, for which the Company earns fee income. For investment vehicles in which the Company co-sponsors with a third party or for which the Company engages a third party sub-advisor, such fee income is shared with the respective co-sponsor or sub-advisor.
On December 29, 2017, the Company sold its interest in Townsend, an investment management subsidiary acquired through the Merger. Upon closing of the Combination on January 31, 2018, the Company's management contracts with NorthStar I and NorthStar II were terminated; concurrently, the Company entered into a new management agreement with Colony Credit. On April 30, 2018, the Company combined NorthStar Securities, LLC ("NorthStar
Securities"), the Company's captive broker-dealer platform that raises capital in the retail market, with a third party joint venture partner, S2K Financial Holdings, LLC ("S2K") to form Colony S2K Holdings, LLC ("Colony S2K"). Colony S2K distributes current and future investment products sponsored by the Company and S2K as well as third party sponsored products. Beginning in May 2018, the Company's share of income and expense from Colony S2K is reflected as earnings from investments in unconsolidated ventures.
Fee income for all periods presented excludes management fees from the Company's industrial open-end fund which is classified as held for sale. Such fees are included in income from discontinued operations (Note 18).
The Company's fee income is earned from the following sources:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Institutional funds	$48,624	$56,966	$67,731
Non-traded REITs	29,597	88,081	—
Public companies (Colony Credit, NRE)	65,258	14,003	—
Broker-dealer, Townsend and other clients	964	57,717	—
	$144,443	$216,767	$67,731
The following table presents the Company's fee income by type:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Base management fees ($130,384, $161,414 and $63,212 from affiliates, respectively)	$131,406	$179,816	$63,212
Asset management fees—from affiliates	2,078	3,069	4,519
Acquisition and disposition fees—from affiliates	1,922	16,237	—
Incentive fees ($5,445, $172, $0 from affiliates, respectively)	5,445	1,043	—
Other fee income ($3,389, $0 and $0 from affiliates, respectively)	3,592	16,602	—
Total fee income	$144,443	$216,767	$67,731

Base Management Fees—The Company earns base management fees for the day-to-day operations and administration of its managed private funds, traded and non-traded REITs, and investment companies, calculated as follows:

•	Private Funds—generally 1% per annum of the limited partners' net funded capital;

•
Non-Traded REITs—1% to 1.25% per annum of gross assets for NorthStar/RXR NY Metro (through its liquidation in October 2018) and for NorthStar I and NorthStar II (through January 31, 2018 upon closing of the Combination), as well as 1.5% per annum of most recently published net asset value (as may be subsequently adjusted for any special distribution) for NorthStar Healthcare. Effective January 1, 2018, $2.5 million per quarter of base management fee for NorthStar Healthcare will be paid in shares of NorthStar Healthcare common stock at a price per share equal to its most recently published NAV per share (as may be subsequently adjusted for any special distribution);

•
NRE—a variable fee of 1.5% per annum of NRE's reported European Public Real Estate Association Net Asset Value ("EPRA NAV" as defined in its management agreement) for EPRA NAV up to and including $2.0 billion, and 1.25% per annum for EPRA NAV amounts exceeding $2.0 billion. Prior to 2018, it was a fixed fee of $14.2 million per annum, subject to increase by an amount equal to 1.5% per annum of certain provisions in accordance with terms set out in its governing agreement. The management agreement had provided for the Company's management of NRE through at least January 1, 2023. On November 7, 2018, NRE and the Company reached an agreement to terminate the management agreement upon a sale of NRE or, if no sale is consummated, upon internalization of the management of NRE. Such termination will result in a termination payment to the Company of $70 million, less any incentive fees. The strategic review committee of NRE's board of directors is in the process of evaluating strategic alternatives to maximize NRE's shareholder value, which includes the potential sale of NRE; and

•	Colony Credit—1.5% per annum of Colony Credit's stockholders' equity (as defined in its management agreement).
In 2017, the Company also earned base management fees from Townsend private funds at a fixed percentage of either assets under management, net asset value, total assets, committed capital or invested capital.
Asset Management Fees—The Company earns asset management fees from its managed private funds, which represents a one-time fee upon closing of each investment, calculated as a fixed percentage, generally 0.5% of the limited partners' net funded capital on each investment.
Acquisition and Disposition Fees—The Company earns an acquisition fee of 1% of the amount funded or allocated to originate or acquire an investment by NorthStar I and NorthStar II (through January 31, 2018 upon closing of the Combination) and a disposition fee of 1% to 2% of the contractual sales price for disposition of an investment by NorthStar I and NorthStar II (through January 31, 2018 upon closing of the Combination) and by NorthStar Healthcare (through December 31, 2017 following an amendment to its advisory agreement).
Incentive Fees—The Company may earn incentive fees from NRE and Colony Credit (and in 2017, from Townsend segregated mandate accounts). Incentive fees are determined based on the performance of the investment vehicles subject to the achievement of minimum return hurdles, with such thresholds varying across investment vehicles in accordance with the terms set out in their respective governing agreements. A portion of the incentive fees earned by the Company (generally 40% to 50%) is allocable to senior management, investment professionals, certain other employees and former employees of the Company, included in carried interest and incentive fee compensation expense.
Other Fee Income—Other fees include advisory fees from affiliated and/or unaffiliated third parties, and prior to May 2018, selling commission and dealer manager fees. The Company, through NorthStar Securities, had earned fees for selling equity in certain classes of shares in the retail companies, calculated as a percentage of the gross offering proceeds raised, up to 8% for selling commissions and dealer manager fees, depending on the share classes of the retail companies. All or a portion of selling commission and dealer manager fees may be reallowed to participating broker-dealers. In 2017, other income also included advisory fees from Townsend clients at a fixed annual retainer.